Fees and Expenses	Apr. 24, 2026
T. Rowe Price High Income Municipal ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.32%

Other expenses	—

Total annual fund operating expenses	0.32

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period November 19, 2025 through February 28, 2026, the fund’s portfolio turnover rate was 90.5% of the average value of its portfolio.

Portfolio Turnover, Rate	90.50%
T. Rowe Price Long Municipal Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.26%

Other expenses	—

Total annual fund operating expenses	0.26

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$27	$84	$146	$331

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period November 19, 2025 through February 28, 2026, the fund’s portfolio turnover rate was 71.1% of the average value of its portfolio.

Portfolio Turnover, Rate	71.10%
T. Rowe Price Short Municipal Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.18%

Other expenses	—

Total annual fund operating expenses	0.18

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$18	$58	$101	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period November 19, 2025 through February 28, 2026, the fund’s portfolio turnover rate was 84.2% of the average value of its portfolio.

Portfolio Turnover, Rate	84.20%